Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Other Intangible Assets
Schedule of cost and accumulated amortization of currently marketed products

The cost and accumulated amortization of currently marketed products acquired from Talecris and Progenika at 31 December 2019 was as follows:

	Thousands of Euros
	Balance at		Translation	Balance at
	31/12/2018	Additions	differences	31/12/2019
Cost of currently marketed products - Gamunex	1,048,035	—	21,007	1,069,042
Cost of currently marketed products - Progenika	23,792	—	—	23,792
Accumulated amortisation of currently marketed products - Gamunex	(264,920)	(35,661)	(5,284)	(305,865)
Accumulated amortisation of currently marketed products - Progenika	(13,875)	(2,379)	—	(16,254)
Carrying amount of currently marketed products	793,032	(38,040)	15,723	770,715

The cost and accumulated amortization of currently marketed products acquired from Talecris and Progenika at 31 December 2020 is as follows:

	Thousands of Euros
	Balance at		Translation	Balance at
	31/12/2019	Additions	differences	31/12/2020
Cost of currently marketed products - Gamunex	1,069,042	—	(88,169)	980,873
Cost of currently marketed products - Progenika	23,792	—	—	23,792
Accumulated amortisation of currently marketed products - Gamunex	(305,865)	(35,360)	27,890	(313,335)
Accumulated amortisation of currently marketed products - Progenika	(16,254)	(2,379)	0	(18,633)
Carrying amount of currently marketed products	770,715	(37,739)	(60,279)	672,697